SCHEDULE OF WARRANTS OUTSTANDING (Details)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Warrant one [member]
IfrsStatementLineItems [Line Items]
Date issued	Jul. 29, 2021
Expiry date	Jul. 29, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	250,000
Warrant two [member]
IfrsStatementLineItems [Line Items]
Date issued	Sep. 14, 2021
Expiry date	Sep. 14, 2024
Exercise price | $ / shares	$ 5.00
Number of warrants outstanding	4,798
Warrant three [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2026
Exercise price | $ / shares	$ 0.6875
Number of warrants outstanding	320,000
Warrant four [member]
IfrsStatementLineItems [Line Items]
Date issued	Oct. 30, 2023
Expiry date	Oct. 30, 2028
Exercise price | $ / shares	$ 0.6123
Number of warrants outstanding	6,400,000
Warrant five [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2027
Exercise price | $ / shares	$ 0.3375
Number of warrants outstanding	670,000
Warrant six [member]
IfrsStatementLineItems [Line Items]
Date issued	Feb. 26, 2024
Expiry date	Feb. 26, 2029
Exercise price | $ / shares	$ 0.1761
Number of warrants outstanding	13,400,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	21,044,798